Offsets	Nov. 19, 2024 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	National Storage Affiliates Trust
Form or Filing Type	S-3
File Number	333-253663
Initial Filing Date	May 19, 2021
Fee Offset Claimed	$ 18,444.7
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares and 6.000% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share ("Series A Preferred Shares")
Unsold Securities Associated with Fee Offset Claimed | shares	1	[1]
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 169,062,356	[1]
Offset Note	$400,000,000 in aggregate offering amount of the Registrant’s Common Shares and Series A Preferred Shares was previously registered under the prospectus supplement (Registration No. 333-253663) filed by the Registrant on May 19, 2021, of which $169,062,356 in aggregate offering amount has not been sold. Pursuant to Rule 457(p) under the Securities Act, the registration fee due hereunder is offset by the amount of filing fees of $18,444.70 attributable to such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Termination / Withdrawal Statement	$400,000,000 in aggregate offering amount of the Registrant’s Common Shares and Series A Preferred Shares was previously registered under the prospectus supplement (Registration No. 333-253663) filed by the Registrant on May 19, 2021, of which $169,062,356 in aggregate offering amount has not been sold. Pursuant to Rule 457(p) under the Securities Act, the registration fee due hereunder is offset by the amount of filing fees of $18,444.70 attributable to such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	National Storage Affiliates Trust
Form or Filing Type	S-3
File Number	333-253663
Filing Date	May 19, 2021
Fee Paid with Fee Offset Source	$ 39,878.71

[1]	$400,000,000 in aggregate offering amount of the Registrant’s Common Shares and Series A Preferred Shares was previously registered under the prospectus supplement (Registration No. 333-253663) filed by the Registrant on May 19, 2021, of which $169,062,356 in aggregate offering amount has not been sold. Pursuant to Rule 457(p) under the Securities Act, the registration fee due hereunder is offset by the amount of filing fees of $18,444.70 attributable to such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.